STATE STREET


May 4, 2009


VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

Re:         Henderson Global Funds (the "Trust")
            (File Nos. 333-62270 and 811-10399)
            ------------------------------------

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus dated April 30, 2009 for the Class I Shares for the Henderson International Equity Fund and the Prospectus dated April 30, 2009 for the Class I Shares for the Henderson Global Real Estate Equities Fund do not differ from those contained in Post-Effective Amendment No. 36 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 38 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on April 30, 2009 (Accession # 0000891804-09-001528).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Vice President and Senior Counsel

cc:      C. Yarbrough